Contingencies, Commitments, and Responsibilities - Schedule of Guarantee Slips and Beneficiaries (Detail) - Banco Bice [Member]	Dec. 31, 2022 HUF (Ft)
Disclosure of subsidiaries [line items]
Amount	Ft 500
Amount	Ft 15,000